Argentina's Hyperinflationary Economy	12 Months Ended
Dec. 31, 2019
ARGENTINA'S HYPERINFLATIONARY ECONOMY
ARGENTINA'S HYPERINFLATIONARY ECONOMY

6.    ARGENTINA’S HYPERINFLATIONARY ECONOMY

Since July 2018 Argentina's economy is considered hyper-inflationary under the provisions of International Accounting Standard No. 29 - Financial Reporting in Hyperinflationary Economies.  A number of qualitative and quantitative criteria led to this qualification; chief among them is the cumulative inflation rate over three years exceeding 100%.

In accordance with the provisions of IAS 29, the financial statements of the Argentine branch owned by the Group have been retrospectively restated by applying a general price index to the historical cost, in order to reflect changes in the purchasing power of the Argentine currency as of the closing date of these financial statements.

Considering that the Group’s functional and presentation currency is not that of a hyper-inflationary economy, according to the guidelines of IAS 29, the restatement of comparative periods is not required in the Group's consolidated financial statements.

The general price indices used at the close of the reporting periods are as follows:

General price index (*)
Fron January 2015 to December 2017	82.52%
From January to December 2018	47.83%
From January to December 2019	53.64%

The following is, a summary of the effect in consolidated comprehensive income of Enel Generación Chile:

Hyperinflation results	12-31-2019	12-31-2018
	ThCh$	ThCh$
Intangible assets other than goodwill	203	180
Property, plant and equipment	1,132,453	1,035,084
Equity	(5,805,120)	(3,743,959)
Other Services Provision	(664,454)	(1,189,452)
Other Variable Provisioning and Services	431	21,503
Employee benefits expenses	166,715	143,148
Other Fixed Operating Expenses	127,226	147,975
Financial income	(367,059)	(268,511)
Financial costs	44,707	67,707
Total Hyperinflation (*)	(5,364,898)	(3,786,325)

(*) Corresponds to the financial effect from the application of IAS 29 "Financial Reporting in Hyperinflationary Economies", which arises from gain/loss on the net position of monetary assets and liabilities, as defined by IAS 29.  This profit or loss is determined by restating non-monetary assets and liabilities, as well as those income statement accounts that have not already been updated (see Note 32).